Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 6:-	CASH AND CASH EQUIVALENTS

	December 31,
	2023	2022
	USD in thousands

Cash and cash equivalents in NIS	3,201	3,112
Cash and cash equivalents in USD	227	765
Cash and cash equivalents in Euro	2	104
Cash and cash equivalents in other currency	92	13
	3,522	3,994